SUBSEQUENT EVENTS (Details) (Subsequent Events, USD $)	0 Months Ended
	Jan. 28, 2014 Termination agreement	Jan. 29, 2014 Cnshangquan
Subsequent Events
Number of shares sold in the share purchase agreement		290,564,842
Ownership percentage after share purchase agreement		63.70%
Total cash consideration		$ 39,000,000
Legal fees and official fees	$ 15,000